Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Schedule of future minimum lease payments under these non-cancellable leases

	Payment due by schedule
	Less than 1 year	1-3 years	More than 3 years	Total
Office rental	934,254	73,131	—	1,007,385